Business Segments	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Business Segments

8.	Business Segments

The Company is currently organized and operates as one operating and reportable segment on a consolidated basis. The Company’s chief executive officer, who is its chief operating decision maker (“CODM”), evaluates the performance of the Company’s operating segment based on revenue and profit (loss) and is not provided with information regarding total assets by segment.

The following tables presents reco nciliation to net loss before income tax expense (in thousands):

	Three Months Ended		Nine Months Ended
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
Revenue	$18,087	$17,754	$53,207	$71,313
Less:
Depreciation and amortization costs	15,191	14,404	44,641	66,355
Lease and related costs	6,598	20,574	20,370	39,025
Adjusted cost of revenues (1)	2,920	2,810	7,989	8,856
Adjusted selling, general and administrative (1)	3,860	281	4,529	(988)
Loss on abandonment of assets	107	—	598	—
Total operating expenses	28,676	38,069	78,127	113,248
Operating loss	(10,589)	(20,315)	(24,920)	(41,935)
Interest expense, net	2,058	4,541	7,897	13,444
Net loss before income tax expense	$(12,647)	$(24,856)	$(32,817)	$(55,379)

(1)	Excludes depreciation and amortization costs and lease and related costs.

9.	Business Segments

The Company is currently organized and operates as one operating and reportable segment on a consolidated basis. The Company’s chief executive officer, who is its chief operating decision maker (“CODM”), evaluates the performance of the Company’s operating segment based on revenue and profit (loss), and is not provided with information regarding total assets by segment.

The following table presents a reconciliation to net loss before income tax expense (in thousands):

	Fiscal Year Ended
	May 31, 2025	May 31, 2024
Revenue	$84,376	$28,957
Less:
Depreciation and amortization costs	80,656	57,884
Lease and related costs	38,567	18,727
Adjusted cost of revenues (1)	11,901	5,021
Adjusted selling, general and administrative (1)	8,997	12,811
Gain on abandonment of assets	(414)	—
Total operating expenses	139,707	94,443
Operating loss	(55,331)	(65,486)
Interest expense, net	17,399	9,809
Net loss before income tax expense	$(72,730)	$(75,295)

(1)	Excludes depreciation and amortization costs and lease and related costs.